Separate information on the main office, parent entity and joint action agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Separate information on the main office, parent entity and joint action agreements [Line Items]
Assets	$ 7,044,297	$ 4,818,463	$ 4,684,151
Liabilities	(3,828,326)	(2,655,885)	$ (2,549,679)
Parent [Member]
Separate information on the main office, parent entity and joint action agreements [Line Items]
Assets	5,988,757	4,171,768
Liabilities	$ (2,807,237)	$ (2,048,683)